UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22461

Morgan Creek Global Equity Long/Short Institutional Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC 27517

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)
Mark Vannoy, Treasurer Morgan Creek Capital Management, LLC 301 West Barbee Chapel Road Chapel Hill, North Carolina 27517

Registrant’s telephone number, including area code: (919) 933-4004

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1. Report to Stockholders.

(a)

Semi-Annual Report

To Shareholders

For the Six Months Ended SEPTEMBER 30, 2023 (UNAUDITED)

Morgan Creek Global Equity Long/Short Institutional Fund

Morgan Creek Global Equity Long/Short Institutional Fund (A Delaware Statutory Trust)
Semi-Annual Report to Shareholders

For the Six Months Ended September 30, 2023

Contents

Financial Statements (Unaudited)
Statement of Assets and Liabilities	1
Schedule of Investments	2
Statement of Operations	5
Statement of Changes in Net Assets	6
Statement of Cash Flows	8
Notes to Financial Statements	9
Other Information	21
Privacy Notice	22

Beginning on January 1, 2022, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who invest directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by calling 833-523-7533 to make such arrangements. For shareholders who invest through a financial intermediary, please contact that financial intermediary directly for information on how to receive shareholder reports and other communications electronically.

You may elect to receive all future reports in paper free of charge. If you invest directly with the Fund, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 833-523-7533 to make such arrangements. For shareholders who invest through a financial intermediary, please contact that financial intermediary directly to inform them that you wish to continue receiving paper copies of your shareholder reports. If your common shares are held through a financial intermediary, your election to receive reports in paper will apply to all funds held with that financial intermediary.

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Assets and Liabilities

September 30, 2023 (in U.S. Dollars) (Unaudited)

ASSETS:
Investments in Portfolio Funds, at fair value (Cost, $4,452,250)	$4,208,928
Cash and cash equivalents	875,492
Receivable for securities sold	231,958
Interest receivable	7
Other receivables	23,993
Total Assets	$5,340,378

LIABILITIES:
Accrued expenses and other liabilities	$46,761
Administration fees payable	23,640
Audit fees payable	32,500
Transfer agent fees payable	16,100
Tax expense payable	8,338
Management fees payable	6,516
Total Liabilities	133,855

Net Assets	$5,206,523

NET ASSETS CONSIST OF:
Paid-in capital	$13,977,677
Total distributable accumulated deficit	(8,771,154)
Net Assets	$5,206,523

PRICING OF SHARES:
Class I
Net Asset Value per Share:
$5,101,722 / 8,850.00 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$576.44

Class A
Net Asset Value per Share:
$104,801 / 207.00 Shares issued and outstanding, par value $0.01 per share, unlimited Shares authorized	$507.09
Sales Charge Class A (Load)	3.00%
Maximum Offering Price Per Class A Share	$522.30

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments

September 30, 2023 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Investments in Portfolio Funds
Asia
Private Investors III, LLC
1,662 shares(4)	$1,638,895	$1,065,614	20.47%	United States	0-5 Years	N/A	11/19/2014
Teng Yue Partners Offshore Fund, L.P.
158 shares(4)(5)	157,792	463,916	8.91	Cayman Islands	Quarterly	12/31/2023	10/1/2015
Total Asia	1,796,687	1,529,530	29.38

Emerging Markets
New Century Holdings XI, L.P.
26,174 shares(4)	22,898	29,280	0.56	Cayman Islands	Illiquid	N/A	10/2/2017
Total Emerging Markets	22,898	29,280	0.56

Energy & Natural Resources
MLO Private Investment, Ltd.
41 shares, Series 01(4)	68,358	85,979	1.65	Cayman Islands	Illiquid	N/A	10/2/2017
Total Energy & Natural Resources	68,358	85,979	1.65

Technology
Bedford Ridge Investment Company IV, L.P.
1,020 shares(4)	68,642	66,545	1.28	United States	0-5 Years	N/A	11/22/2021
Carmenta Opportunities Fund, L.P.
1,000 shares(4)	88,000	75,080	1.44	United States	0-5 Years	N/A	7/15/2021
Flight Deck Offshore Fund, L.P.
213 shares(4)	153,715	69,379	1.33	United States	0-5 Years	N/A	5/1/2021
Maverick Holdings C, Ltd.
306 shares(4)	306,260	296,968	5.70	Cayman Islands	0-5 Years	N/A	2/1/2021

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2023 (in U.S. Dollars) (Unaudited)

Investments	Cost	Fair Value	Percent of Net Assets	Domicile	Liquidity(1),(2)	Next Available Redemption Date(3)	Initial Acquisition Date
Paulson Investment Company I, L.P.
596 shares(4)	$595,671	$145,103	2.78%	United States	0-5 Years	N/A	6/30/2021
Payara Fund III, L.P.
1,000 shares(4)	274,500	216,936	4.17	United States	0-5 Years	N/A	7/15/2021
Tiger Global Liquidating Account
9 shares(4)	91,889	89,847	1.73	United States	Illiquid	N/A	12/31/2022
Tiger Global, Ltd.
1,138 shares, Class C(4)	553,446	1,188,451	22.83	Cayman Islands	Annually	12/31/2023	7/1/2013
Total Technology	2,132,123	2,148,309	41.26

Value Long/Short
Falcon Edge Global, Ltd
238 shares, Series S(4)	338,791	388,316	7.46	Cayman Islands	Illiquid	N/A	4/3/2017
Falcon Edge Global, Ltd
100 shares, Series Standard Share Partners(4)	93,393	27,514	0.53	Cayman Islands	Illiquid	N/A	10/3/2016
Total Value Long/Short	432,184	415,830	7.99

Total Investments in Portfolio Funds	$4,452,250	$4,208,928	80.84%

TOTAL INVESTMENTS	$4,452,250	$4,208,928	80.84%

Cash and cash equivalents(6)		875,492	16.82%
Other Assets, less Liabilities		$122,103	2.34%
Total Net Assets		$5,206,523	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.

(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.

(3)

Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after September 30, 2023 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

(4)	Non-income producing security.

(5)

Although the Portfolio Fund has monthly, quarterly, or annual redemption rights, there are various gates, holdbacks, and/or side pockets imposed by the manager of the Portfolio Fund, which prevent the Fund from being able to redeem its entire position at the next available redemption date.

(6)	As of September 30, 2023 cash and cash equivalents consisted of UMB Money Market Fiduciary with a yield of 0.01%..

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Schedule of Investments (continued)
September 30, 2023 (in U.S. Dollars) (Unaudited)

	Asset at Fair Values as of September 30, 2023
	Level 1	Level 2	Level 3	Total
Total Investments	$—	$—	$—	$—

Total Investments in Portfolio Funds Measured at NAV				4,208,928

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Operations

For the Six Months Ended SEPTEMBER 30, 2023 (in U.S. Dollars) (unaudited)

Investment income
Interest income	$67
Total Investment Income	67

Expenses
Administration fee	69,033
Audit fees	32,500
Transfer agent fees	42,035
Trustees’ fees	27,500
Management fees	13,216
Legal fees	16,657
Registration fees	16,425
Consultancy fees	7,500
Custodian fees	7,168
Other expenses	42,295
Net Expenses	274,329

Net Investment Loss	(274,262)

Realized and unrealized gain (loss) from investments in Portfolio Funds, Securities
Net realized gain from investments in Portfolio Funds, Securities	289,699
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(350,519)
Net realized and unrealized loss from investments in Portfolio Funds, Securities	(60,820)

Net Decrease in Net Assets Resulting from Operations	$(335,082)

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets

(in U.S. Dollars) (unaudited)

For the Six Months Ended September 30, 2023

NET DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(274,262)
Net realized gain on investments in Portfolio Funds, Securities	289,699
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(350,519)
Net decrease in net assets resulting from operations	(335,082)

DISTRIBUTIONS TO SHAREHOLDERS:

CAPITAL SHARE TRANSACTIONS:
Redemptions — Class I	(1,469,807)
Redemptions — Class A	(30,193)
Net decrease in net assets from capital share transactions	(1,500,000)

Net Decrease in Net Assets	(1,835,082)

NET ASSETS:
Beginning of period	7,041,605
End of period	$5,206,523

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Changes in Net Assets (continued)
(in U.S. Dollars)

For the Year Ended March 31, 2023

NET DECREASE IN NET ASSETS FROM OPERATIONS:
Net investment loss	$(591,779)
Net realized gain on investments in Portfolio Funds, Securities	974,176
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	(2,471,686)
Net decrease in net assets resulting from operations	(2,089,289)

DISTRIBUTIONS TO SHAREHOLDERS:

CAPITAL SHARE TRANSACTIONS:
Redemptions — Class I	(7,104,070)
Redemptions — Class A	(145,933)
Net decrease in net assets from capital share transactions	(7,250,003)

Net Decrease in Net Assets	(9,339,292)

NET ASSETS:
Beginning of year	16,380,897
End of year	$7,041,605

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Statement of Cash Flows

For the Six Months Ended September 30, 2023 (in U.S. Dollars) (Unaudited)

CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(335,082)
Adjustments to reconcile net decrease in net assets from operations to net cash used by operating activities:
Proceeds from disposition of investments in Portfolio Funds, Securities	472,407
Net realized gain from investments in Securities	(289,699)
Net change in unrealized appreciation/depreciation on investments in Portfolio Funds	350,519
(Increase)/Decrease in assets:
Receivable for securities sold	65,619
Interest receivable	12
Other receivables	(23,993)
Increase/(Decrease) in liabilities:
Tax Services Expense Payable	(4,887)
Administration Fees Payable	(29,090)
Transfer Agent Fees payable	(49,807)
Management fees payable	(2,297)
Audit and legal fees payable	(37,038)
Accrued expenses and other liabilities	33,149
Net cash provided by operating activities	149,813
CASH FLOWS FROM FINANCING ACTIVITIES:
Redemptions (net of change in redemptions payable of $226,527)	(1,500,000)
Net cash used in financing activities	(1,500,000)

Net decrease in cash and cash equivalents and foreign currency	(1,350,187)

Cash and cash equivalents and foreign currency
Beginning of period	$2,225,679
End of period	$875,492
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for interest from bank borrowing:	$—
Net change in unrealized appreciation/depreciation on foreign currency translations	$—

The accompanying notes are an integral part of these financial statements and should be read in conjunction therewith.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements

September 30, 2023 (Unaudited)

1.	Organization and Nature of Business

Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”) was organized under the laws of the State of Delaware as a statutory trust on August 16, 2010. The Fund commenced operations on October 3, 2011 (“Commencement of Operations”) and operates pursuant to the Agreement and Declaration of Trust (the “Trust Instrument”). The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), as such requirements are described in more detail below.

The Fund is structured as a regulated investment company and its investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively, the “Portfolio Funds”), and exchange traded funds, common stocks (including selling common stocks short), purchased options, and preferred stock, (collectively, the “Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term time horizon. The Fund normally invests 80% of its assets in Portfolio Funds that will primarily engage in long/short equity strategies and equity securities that augment these strategies. Under normal circumstances, 80% or more of the investment portfolios of the Portfolio Funds on an aggregate basis will consist of equity securities and 40% or more of the investments portfolios of the Portfolio Funds on an aggregate basis will be non-U.S. securities. The Portfolio Funds are managed by third-party investment managers (the “Managers”) selected by the investment adviser, with the intention of adding additional Portfolio Funds as the need to diversify among additional Portfolio Funds increases. The Advisor (as defined below) pursuant to a “Hybrid Model” augments the core Portfolio Fund holdings of the Fund with direct investments in equity securities that are consistent with the investment ideas of the Managers (as defined below).

Morgan Creek Capital Management, LLC (the “Advisor”), a North Carolina limited liability company registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”), serves as the Fund’s investment adviser. The Advisor is responsible for providing day-to-day investment management services to the Fund, subject to the oversight of the Fund’s Board of Trustees (the “Board” or each separately a “Trustee”).

The Board has overall responsibility for overseeing the Fund’s investment program and its management and operations. Two of the four Trustees are “Independent Trustees” who are not “interested persons” (as defined by the 1940 Act) of the Fund.

Investors in the Fund (“Shareholders”) are governed by the Trust Instrument and bound by its terms and conditions. The security purchased by a Shareholder is a beneficial interest (a “Share”) in the Fund. All Shares shall be fully paid and are non-assessable. Shareholders shall have no preemptive or other rights to subscribe for any additional Shares. The Fund offers and sells two separate classes of Shares designated as Class A (“Class A Shares”) and Class I (“Class I Shares”). Class A Shares and Class I Shares are subject to different fees and expenses. Class A Shares are offered to investors subject to an initial sales charge. Class I Shares are not subject to an initial sales charge and have lower ongoing expenses than Class A Shares. All shares issued prior to April 1, 2016 have been designated as Class I Shares in terms of rights accorded and expenses borne.

Investments in the Fund generally may be made only by U.S. persons who are “accredited investors” within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended and “qualified clients” within the meaning of Rule 205-3 promulgated under the Advisers Act. The Fund may decline to accept any investment in its

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

discretion. The Board (or its designated agent) may admit Shareholders to the Fund from time to time upon the execution by a prospective investor of the appropriate documentation. Shares will be issued at the current net asset value (“NAV”) per Share of the class plus an initial sales charge for Class A Shares.

The Board, from time to time and in its sole discretion, may determine to cause the Fund to offer to repurchase Shares from Shareholders pursuant to written tenders by Shareholders. The Advisor anticipates that it will recommend to the Board to cause the Fund to conduct repurchase offers on a quarterly basis in order to permit the Fund to conduct repurchase offers for Shares. However, there are no assurances that the Board will, in fact, decide to undertake any repurchase offer. The Fund will make repurchase offers, if any, to all Shareholders, on the same terms, which may affect the size of the Fund’s repurchase offers. A Shareholder may determine, however, not to participate in a particular repurchase offer or may determine to participate to a limited degree, which will affect the liquidity of the investment of any investor in the Fund. In the event of a tender for redemption, the Fund, subject to the terms of the Trust Instrument and the Fund’s ability to liquidate sufficient Fund investments in an orderly fashion determined by the Board to be fair and reasonable to the Fund and all of the Shareholders, shall pay to such redeeming Shareholder within 90 days the proceeds of such redemption, provided that such proceeds may be paid in cash, by means of in-kind distribution of Fund investments, or as a combination of cash and in-kind distribution of Fund investments. Shares will be redeemed at the current NAV per Share of the class.

On February 25, 2022 the Board decided it was in the best interest of the Fund and its Shareholders to liquidate the Fund as of May 31, 2022. The Board approved a Plan of Liquidation (the “Plan”), which provides for the liquidation of the Fund, the pro rata distribution of the assets of the Fund to its shareholders and the closing of Fund shareholder accounts. As such all tender offers and sales were suspended effective April 1, 2022.

2.	Summary of Significant Accounting Policies

Basis for Accounting

The accompanying financial statements of the Fund are prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) and in accordance with Accounting Standards Codification (“ASC”) as set forth by the Financial Accounting Standards Board (“FASB”). The Fund maintains its financial records in U.S. dollars and follows the accrual basis of accounting. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Management has determined that the Fund is an investment company in accordance with FASB ASC 946 “Investment Companies” for the purpose of financial reporting.

Investment in the Fund

The Fund is offered on a continuous basis through Morgan Creek Capital Distributors, LLC (the “Distributor”), an affiliate of the Advisor. The initial closing date for the public offering of Class I Shares was October 3, 2011. Class I Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering thereafter at the Class I Shares’ then current NAV per Share. The initial closing date for the public offering of Class A Shares was April 1, 2017. Class A Shares were offered at an initial offering price of $1,000 per Share, and have been offered in a continuous monthly offering

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

thereafter at the Class A Shares’ then current NAV per Share. The Distributor may enter into selected dealer arrangements with various brokers, dealers, banks and other financial intermediaries (“Selling Agents”), which have agreed to participate in the distribution of the Fund’s Shares.

Valuation of Portfolio Funds

The Fund carries its investments in Portfolio Funds at fair value in accordance with FASB ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The NAV of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles described below, or as may be determined from time to time pursuant to policies established by the Advisor. The Fund’s NAV is calculated by the Fund’s administrator.

The Board has ultimate responsibility for valuation but has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for monitoring the Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board oversight), making recommendations to the Board on valuation-related matters and ensuring the implementation of the valuation procedures used by the Fund to value securities, including the fair value of the Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Fund are valued as follows:

The Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with ASC 820. If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the Fund’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering and governing documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or Securities or where a value supplied by a Portfolio Fund or pricing service for a security is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund or Securities subject to the approval of the Board and pursuant to procedures

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

adopted by the Board and subject to the Board’s oversight. The Advisor values the Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Fund been available.

Cash and Cash Equivalents

Cash and cash equivalents include cash and time deposits with an original maturity of 90 days or less, and are carried at cost, which approximates fair value. The Fund considers all highly liquid short-term investments, with maturities of ninety days or less when purchased, as cash equivalents. Cash equivalents are classified as Level 1 assets and are valued using the Net Asset Value per share of the money market fund. As of September 30, 2023, the Fund held $875,492 of cash equivalents in UMB Money Market Fiduciary.

Income and Operating Expenses

The Fund bears its own expenses including, but not limited to, legal, accounting (including third-party accounting services), auditing and other professional expenses, offering costs, administration expenses and custody expenses. Interest income and interest expense are recorded on an accrual basis. Dividend income on Portfolio Funds and Securities and dividend expense on securities sold short is recorded on the ex-dividend date and net of foreign withholding taxes. Operating expenses are recorded as incurred.

Recognition of Gains and Losses

Change in unrealized appreciation/depreciation from each Portfolio Fund and Security is included in the Statement of Operations as net change in unrealized appreciation/depreciation on investments.

Investment transactions in Portfolio Funds and Securities are recorded on a trade date basis. Any proceeds received from Portfolio Fund redemptions and Security sales that are in excess of the Portfolio Fund’s or Security’s cost basis are classified as net realized gain from investments on the Statement of Operations. Any proceeds received from Portfolio Fund redemptions and Security sales that are less than the Portfolio Fund’s or Security’s cost basis are classified as net realized loss from investments on the Statement of Operations. Realized gains and losses from investments in Portfolio Funds and Securities are calculated based on the specific identification method.

Class Allocations and Expenses

Investment income, unrealized and realized gains and losses, common expenses of the Fund, and certain Fund-level expense reductions, if any, are allocated monthly on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Taxation

The Fund intends to continue to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies (“RICs”) and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	12

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on a Portfolio Fund’s or Security’s income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of September 30, 2023. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses on the Statement of Operations. Generally, tax authorities can examine all tax returns filed for the last three years. The Fund’s major tax jurisdictions are the United States, the State of Delaware, and the State of North Carolina. As of September 30, 2023, the tax years 2020 to 2023 remain subject to examination.

As of September 30, 2023, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows

Cost of investments for tax purposes	$4,324,707
Gross tax unrealized appreciation	$1,014,656
Gross tax unrealized depreciation	$(1,257,977)
Net tax unrealized appreciation on investments	$(115,779)

Distribution of Income and Gains

The Fund declares and pays dividends annually from its net investment income. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Fund generally invests its assets in Portfolio Funds organized outside the United States that are treated as corporations for U.S. tax purposes and are expected to be classified as passive foreign investment companies (“PFICs”). As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the “DRIP”), each Shareholder whose shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends and capital gains distributions automatically reinvested in additional Shares.

There were no distributions paid during the six months ended September 30, 2023 or the year ended March 31, 2023.

3.	Fair Value of Financial Instruments

In accordance with ASC 820, the Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	13

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

priority to unobservable inputs (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs; and

Level 3 - Other significant unobservable inputs.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Security’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds such as the Portfolio Funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore. The frequency of such subscription or redemption options offered to investors is dictated by such hedge fund’s governing documents. The amount of liquidity provided to investors in a particular Portfolio Fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds varies based on various factors and may include “gates,” “holdbacks,” and “side pockets” (defined in the Fund’s prospectus) imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid or 0 - 5 years on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

As of September 30, 2023, the Fund held Investments in Portfolio Funds with a fair value of $4,208,928 that in accordance with ASU 2015-07, are excluded from the fair value hierarchy and measured at NAV.

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	14

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

4.	Investments in Portfolio Funds and Securities

The Fund has the ability to liquidate its investments in Portfolio Funds periodically, ranging from monthly to every five years, depending on the provisions of the respective Portfolio Funds’ operating agreements. As of September 30, 2023, the Fund was invested in fourteen Portfolio Funds. All Portfolio Funds in which the Fund invested are individually identified on the Schedule of Investments. These Portfolio Funds may invest in U.S. and non-U.S. equities and equity-related instruments, fixed income securities, currencies, futures, forward contracts, swaps, commodities, other derivatives, and other financial instruments.

The Managers of substantially all Portfolio Funds receive an annual management fee from 1% to 2% of the respective Portfolio Fund’s NAV. Management of the Portfolio Funds also receive performance allocations from 15% to 20% of the Fund’s net profit from its investments in the respective Portfolio Funds, subject to any applicable loss carryforward provisions, as defined by the respective Portfolio Funds’ operating agreements.

For the period ended September 30, 2023, there were no purchases and aggregate proceeds from sales of investments in Portfolio Funds and Securities were $472,407.

5.	Offering of Shares

The Fund’s Share activities for the six months ended September 30, 2023 were as follows:

	Balance as of April 1, 2023	Subscriptions	Redemptions	Distributions Reinvested	Balance as of September 30, 2023
Class I	11,245.97		(2,395.62)		8,850.35
Class A	262.62	—	(55.95)	—	206.67

The Fund’s Share activities for the year ended March 31, 2023 were as follows:

	Balance as of April 1, 2022	Subscriptions	Redemptions	Distributions Reinvested	Balance as of March 31, 2023
Class I	21,718.26		(10,472,29)		11,245.97
Class A	507.13	—	(244.51)	—	262.62

6.	Management Fee, Related Party Transactions and Other

The Fund bears all of the expenses of its own operations, including, but not limited to, the investment management fee for the Fund payable to the Advisor, and administration fees, custody fees, and transfer agent fees.

In consideration for its advisory and other services, the Advisor shall receive a quarterly management fee, payable quarterly in arrears based on the NAV of the Fund as of the last business day of such quarter, prior to any quarter-end redemptions, in an amount equal to an annual rate of 1.00% of the Fund’s NAV. The Fund charged a reduced management fee at an annual rate of 0.50%. For the six months ended September 30, 2023, the Fund incurred net management fees of $13,216.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	15

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

Shareholders pay certain fees (e.g., the Management Fee) and expenses of the Fund and indirectly bear the fees (e.g., management fees of Portfolio Fund managers) and expenses of the Portfolio Funds in which the Fund invests. Similarly, Shareholders may indirectly pay incentive compensation to Portfolio Fund managers that charge their investors incentive compensation. The Fund’s expenses thus may constitute a higher percentage of net assets than expenses associated with other types of investment entities. Class A Shares and Class I Shares are subject to different fees and expenses.

ALPS Fund Services, Inc. (“ALPS”) provided accounting and administrative services to the Fund under an administrative services agreement.

UMB Bank (“UMB”) provided custody services to the Fund under a custody services agreement.

DST Asset Manager Solutions, Inc. (“DST”) provided transfer agency services to the Fund under a transfer agency services agreement.

Fees to ALPS, UMB and DST are payable monthly.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, with respect to its Class A Shares.

Under the Plan, the Fund may pay an aggregate amount on an annual basis not to exceed 0.85% of the value of the Fund’s average net assets attributable to its Class A Shares for services provided under the Plan. The Fund began waiving distribution and service fees effective April 1, 2022. For the six months ended September 30, 2023, the Fund incurred no Class A distribution and service fees.

7.	Risks and Contingencies

The Fund’s investments in Portfolio Funds may be subject to various risk factors including market, credit, currency and geographic risk. The Fund’s investments in Portfolio Funds may be made internationally and thus may have concentrations in such regions. The Fund’s investments in Portfolio Funds are also subject to the risk associated with investing in Portfolio Funds. The Portfolio Funds are generally illiquid, and thus there can be no assurance that the Fund will be able to realize the value of such investments in Portfolio Funds in a timely manner. Since many of the Portfolio Funds may involve a high degree of risk, poor performance by one or more of the Portfolio Funds could severely affect the total returns of the Fund.

Although the Fund’s investments in Portfolio Funds are denominated in U.S. dollars, the Fund may invest in securities and hold cash balances at its brokers that are denominated in currencies other than its reporting currency. Consequently, the Fund is exposed to risks that the exchange rate of the U.S. dollars relative to other currencies may change in a manner that has an adverse effect on the reported value of that portion of the Fund’s assets which are denominated in currencies other than the U.S. dollars. The Fund may utilize options, futures and forward currency contracts to hedge against currency fluctuations, but there can be no assurance that such hedging transactions will be effective.

From time to time, the Fund may have a concentration of Shareholders holding a significant percentage of its net assets. Investment activities of these Shareholders could have a material impact on the Fund. As of September 30, 2023, one Shareholder maintains a significant holding in the Fund which represents 39.13% of the Fund’s NAV.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	16

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

In order to obtain more investable cash, the Portfolio Funds may utilize a substantial degree of leverage. Leverage increases returns to investors if the Managers earn a greater return on leveraged investments than the Managers’ cost of such leverage. However, the use of leverage, such as margin borrowing, exposes the Fund to additional levels of risk including (i) greater losses from investments in Portfolio Funds than would otherwise have been the case had the Managers not borrowed to make the investments in Portfolio Funds, (ii) margin calls or changes in margin requirements may force premature liquidations of investment positions and (iii) losses on investments in Portfolio Funds where the Portfolio Funds fails to earn a return that equals or exceeds the Managers’ cost of leverage related to such Portfolio Funds.

In the normal course of business, the Portfolio Funds in which the Fund invests may pursue certain investment strategies, trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, leverage, short selling, global tactical asset allocation strategies, event-drive strategies and other related risks. The Fund’s risk of loss in each Portfolio Fund is limited to the value of the Fund’s interest in each Portfolio Fund as reported by the Fund.

Short sales involve the risk that the Fund will incur a loss by subsequently buying a security at a higher price than the price at which the Fund previously sold the security short. Any loss will be increased by the amount of compensation, interest or dividends, and transaction costs the Fund must pay to a lender of the security. In addition, because the Fund’s loss on a short sale stems from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited. By contrast, the Fund’s loss on a long position arises from decreases in the value of the security held by the Fund and therefore is limited by the fact that a security’s value cannot drop below zero.

8.	Indemnifications

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	17

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

9.	Financial Highlights

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Class I Shareholders:

Class I	For the Six Months Ended September 30, 2023 (Unaudited)		For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value - beginning of period	$613.54		$739.06	$1,010.99	$945.16	$1,125.10	$1,177.30

Income/(Loss) from investment operations:
Net investment loss(b)	(26.99)		(39.12)	(37.73)	(41.24)	(39.42)	(32.41)
Net realized and unrealized gain/(loss) on investments	(10.11)		(86.40)	(137.30)	291.32	(84.94)	175.36
Total income/(loss) from investment operations	(37.10)		(125.52)	(175.03)	250.08	(124.36)	142.95

Less distributions:
From net investment income	—		—	(96.90)	(184.25)	(55.58)	(195.15)
Total distributions	—		—	(96.90)	(184.25)	(55.58)	—

Net asset value - end of period	$576.44		$613.54	$739.06	$1,010.99	$945.16	$1,125.10

Total Return(c)	(6.05)%		(16.98%)	(18.51%)	27.26%	(11.31%)	15.50%

Ratios/Supplemental Data:
Ratio of total expenses to average net asset(d)(e)	9.51%		6.31%	4.07%	3.99%	4.25%	3.78%

Ratio of total expenses after expense reimbursement and management fee reduction(e)(f)	9.08%		5.53%	4.07%	3.99%	4.04%	3.01%

Ratio of total expenses subject to expense reimbursement(e)(f)	N/A		N/A	N/A	N/A	N/A	N/A

Ratio of net investment loss to average net assets(g)	(9.07%)		(5.53%)	4.05%	(3.93%)	(3.73%)	(2.82%)

Portfolio turnover rate	0	%(h)	0%	18%	23%	37%	18%

Net assets, end of period (in thousands)	$5,102		$6,900	$16,301	$26,515	$19,490	$30,684

(a)	Average net assets is calculated using the average net asset value of the class at the end of each month throughout the year.

(b)	Calculated based on the average shares outstanding methodology.

(c)

Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.

(d)	Represents a percentage of expenses reimbursed per the prospectus.

(e)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(f)	Effective April 1, 2018, the Board approved eliminating the Expense Cap for the Class I Shares.

(g) Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

(h) The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

The above ratios and total return have been calculated for the Class A Shareholders taken as a whole. An individual Class A Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	18

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

The following summary represents per Share data, ratios to average net assets(a) and other financial highlights information for Class A Shareholders:

Class A	For the Six Months Ended September 30, 2023 (Unaudited)	For the Year Ended March 31, 2023	For the Year Ended March 31, 2022	For the Year Ended March 31, 2021	For the Year Ended March 31, 2020	For the Year Ended March 31, 2019
Net asset value - beginning of period	$539.72	$650.13	$904.48	$864.33	$1,038.06	$1,105.35

Income/(Loss) from investment operations:
Net investment loss(b)	(23.75)	(35.26)	(40.56)	(45.71)	(46.27)	(39.55)
Net realized and unrealized gain/(loss) on investments	(8.88)	(75.15)	(121.32)	265.20	(76.09)	162.11
Total income/(loss) from investment operations	(32.63)	(110.41)	(161.88)	219.49	(122.36)	122.56

Less distributions:
From net investment income	—	—	(92.47)	(179.34)	(51.37)	(189.85)
Total distributions	—	—	(92.47)	(179.34)	(51.37)	—

Net asset value - end of period	$507.09	$539.72	$650.13	$904.48	$864.33	$1,038.06

Total Return(c)	(6.05)%	(16.98%)	(19.20%)	26.18%	(12.06%)	14.65%

Ratios/Supplemental Data:	9.51%	6.31%	4.97%	4.87%	5.32%	4.65%
Ratio of expenses to average net assets(d)(e)

Ratio of expenses to average net assets including fee waivers and reimbursements(d)(e)(f)	9.08%	5.53%	4.97%	4.87%	5.19%	3.90%

Ratio of total expenses subject to expense reimbursement(d)(e)(f)	N/A	N/A	N/A	N/A	N/A	N/A

Ratio of net investment loss to average net assets(d)(g)	(9.07%)	(5.53%)	(4.96%)	(4.81%)	(4.90%)	(3.73%)

Portfolio turnover rate(h)	0%	0%	18%	23%	37%	18%

Net assets, end of period (in thousands)	$105	$142	$330	$413	$298	$159

(a)	Average net assets is calculated using the average net asset value of the class at the end of each month throughout the year.

(b)	Calculated based on the average shares outstanding methodology.

(c)

Total return assumes a subscription of a Share in the class at the beginning of the period indicated and a repurchase of a Share on the last day of the period, and assumes reinvestment of all distributions during the period when owning Shares of the class. Total return is not annualized for periods less than twelve months.Total return does not reflect sales charge (load) of 3.00%.

(d)	Ratio is annualized for periods less than twelve months.

(e)	Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ expenses.

(f)	Effective April 1, 2018, the Board approved eliminating the Expense Cap for the Class A Shares.

(g) Ratio does not reflect the Fund’s proportionate share of Portfolio Funds’ income and expenses.

(h) The portfolio turnover rate reflects the investment activities of the Fund. Portfolio turnover rate is not annualized for periods less than twelve months.

The above ratios and total return have been calculated for the Class A Shareholders taken as a whole. An individual Class A Shareholder’s ratios and total return may vary from these due to the timing of capital share transactions.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Notes to Financial Statements (continued)
September 30, 2023 (Unaudited)

10.	Subsequent Events

Management has determined that there were no material events requiring additional disclosures in the financial statements through the date the financial statements were issued.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	20

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Other Information (Unaudited)

Proxy Voting Policies and Procedures and Proxy Voting Record

A copy of (1) the Fund’s policies and procedures with respect to the voting of proxies relating to the Portfolio Funds and Securities; and (2) how the Fund voted proxies relating to Portfolio Funds and Securities during the most recent year ended March 31 is available without charge, upon request, by calling the Fund at 1-919-933-4004. This information is also available on the Securities and Exchange Commission’s website at https://www.sec.gov.

Quarterly Schedule of Investments

The Fund also files a complete Schedule of Investments with the Securities and Exchange Commission for the Fund’s first and third fiscal quarters on Form N-PORT. The Fund’s Form N-PORT are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Fund’s Form N-PORT may be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-919-933-4004.

Shareholder Tax Information

The Morgan Creek Global Equity Long/Short Institutional Fund designates the following as a percentage of taxable ordinary income distributions, or up to the maximum amount allowable, for the calendar year ended December 31, 2021:

Qualified Dividend Income: 0%

Dividend Received Deduction: 0%

In early 2024, if applicable, shareholders of record received this information for the distributions paid to them by the Fund during the calendar year 2023 via Form 1099. The Fund will notify shareholders in early 2024 of amounts paid to them by the Fund, if any, during the calendar year 2023.

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	21

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Privacy Notice

FACTS

WHAT DO MORGAN CREEK GLOBAL EQUITY LONG/SHORT INSTITUTIONAL FUND (THE “FUND”) AND MORGAN CREEK SERIES TRUST (THE “TRUST” AND COLLECTIVELY WITH THE FUND, THE “FUND COMPLEX”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number and other information we receive from you on applications or other forms

● Information about your transactions with us and our service providers, or others

● Information we receive from consumer reporting agencies (including credit bureaus)

If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund Complex chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund Complex share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	Yes	No
For our affiliates to market to you	No	No
For non-affiliates to market to you	No	No

Questions?	Call (919) 933-4004 or go to http://www.morgancreekfunds.com/privacy-notice.html

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	22

Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Privacy Notice (continued)

Who we are
Who is providing this notice?	Morgan Creek Global Equity Long/Short Institutional Fund (the “Fund”), Morgan Creek Series Trust (the “Trust” and collectively with the Fund, the “Fund Complex”)
What we do
How does the Fund Complex protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

We also restrict access to your personal and account information to those persons who need to know it in order to provide services to you.

How does the Fund Complex collect my personal information?

We collect your personal information, for example, when you:

● open an account

● purchase or sell shares

● exchange shares

We also collect your personal information from others, such as credit bureaus.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

● sharing for affiliates’ everyday business purposes—information about your creditworthiness

● affiliates from using your information to market to you

● sharing for non-affiliates to market to you

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and non-financial companies. The following companies may be considered Affiliates of the Fund Complex:

● Morgan Creek Capital Management, LLC

● Morgan Creek Capital Distributors, LLC

● Hatteras Investment Partners, LLC

Non-affiliates

Companies not related by common ownership or control. They can be financial and non-financial companies. The following companies provide services to the Fund Complex and we may share your personal information as part of their everyday services to the Fund Complex.

● ALPS Fund Services, Inc.

● DST Systems, Inc.

● Northern Lights Distributors, LLC

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund Complex does not have any joint marketing agreements.

Other important information

In the event that you hold shares of the Fund Complex through a financial intermediary, including, but not limited to, a broker- dealer, bank or trust company, the privacy policy of your financial intermediary will govern how your nonpublic personal information will be shared with non-affiliated third parties by that entity.

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Morgan Creek Global Equity Long/Short Institutional Fund

(A Delaware Statutory Trust)

Morgan Creek Global Equity Long/Short Institutional Fund

301 West Barbee Chapel Road, Suite 200
Chapel Hill, NC 27517

Trustees

Michael S. McDonald

Sean S. Moghavem

Mark W. Yusko

Officers

Mark W. Yusko, President

Mark B. Vannoy, Treasurer

Taylor Thurman, Chief Compliance Officer

Taylor Thurman, Secretary

Advisor

Morgan Creek Capital Management, LLC

301 West Barbee Chapel Road, Suite 200

Chapel Hill, NC 27517

Administrator and Fund Accounting Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1000

Denver, CO 80033

Transfer Agent

DST Systems, Inc.

333 W. 11th Street, 5th Floor

Kansas City, MO 64105

Custodian

UMB Bank, N.A.

1010 Grand Boulevard

Kansas City, MO 64106

Independent Registered Public Accounting Firm

Grant Thornton llp

186 Wood Ave, S. 4th Floor

Iselin, NJ 08830

Legal Counsel

Thompson Hine LLP

1919 M Street, NW

Suite 700

Washington, D.C. 20036

Morgan creek capital management, llc | semi-annual report to SHAREHOLDERS	24

[ THIS PAGE IS INTENTIONALLY LEFT BLANK ]

301 West Barbee Chapel Road

Suite 200

Chapel Hill, NC 27517

(b)        Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	Schedule of Investments is included as part of Item 1.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Company.

(a)	Not applicable.

(b)	Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 C.F.R. 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 C.F.R. 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures, as of a date within 90 days of the filing date of this Form N-CSR.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

(a)	Not applicable. The Fund did not engage in securities lending activity during the fiscal year ended March 31, 2023.

(b)	Not applicable. The Fund did not engage in securities lending activity during the fiscal year ended March 31, 2023.

Item 13. Exhibits

(a)(1)	Not applicable.

(a)(2)	The certifications required by Rule 30a-2 of the 1940 Act are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Creek Global Equity Long/Short Institutional Fund

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	December 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark W. Yusko
Mark W. Yusko
Chairman, President and Trustee

Date:	December 7, 2023

By:	/s/ Mark B. Vannoy
Mark B. Vannoy
Treasurer

Date:	December 7, 2023